THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                  ON THE FORM 13F FILED ON NOVEMBER 14, 2005
                           PURSUANT TO A REQUEST FOR
                     CONFIDENTIAL TREATMENT AND FOR WHICH
                     THAT REQUEST EXPIRED ON MAY 15, 2006
                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               ----------------------

Check here if Amendment [X]; Amendment Number: 2
                                              ----
     This Amendment (Check only one.):   [  ] is a restatement.
                                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

    /s/ Mark D. Lerner                Baltimore, Maryland           5/15/06
    -------------------------------   ---------------------------   -----------
                    [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                           --------------------------

Form 13F Information Table Entry Total:    10
                                           --------------------------

Form 13F Information Table Value Total:    $267,236
                                           --------------------------
                                                  (thousands)

List of Other Included Managers:


Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                   FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------------
        COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6      COLUMN 7        COLUMN 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       VALUE     SHRS OR    SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS      CUSIP     (X$1000)   PRN AMT    PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----

Albertsons Inc          COM                013104104   14,749     575,000   SH            SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Endesa SA               Sponsored ADR      29258N107   20,749     750,000   SH            SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Guidant Corp            COM                401698105  166,803   2,421,300   SH            SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Guidant Corp            COM                401698105   13,778     200,000   SH   CALL     SOLE                                NONE
-----------------------------------------------------------------------------------------------------------------------------------

Hilfiger Tommy Corp     ORD                G8915Z102    2,368     136,500   SH            SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Panamsat Hldg Corp      COM                69831Y105   22,273     920,400   SH            SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Shurgard Storage Ctrs   COM                82567D104    5,475      98,000   SH            SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Wachovia Corp 2ND       New COM            929903102    4,069      85,500   SH            SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Westcorp Inc            COM                957907108    3,534      60,000   SH            SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

WFS Finl Inc            COM                92923B106   13,438     200,000   SH            SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------